Income Tax (Details) - Schedule of Components of Income Tax Provision	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Components of Income Tax Provision [Abstract]
Current income tax expenses	¥ 3,650,782		¥ 3,926,702	¥ 107,112
Deferred income tax benefits	86,082	$ 11,845	(1,304,011)
Total	¥ 3,736,864	$ 514,210	¥ 2,622,691	¥ 107,112